8. Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research And Development Expenses
Research and Development Expenses

8.          Research and development expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2019	2018	2017
Third-party services	27,338	22,127	12,299
Personnel expenses	10,154	8,055	5,639
Legal, consulting and patent expenses	1,983	1,672	890
Cost of Materials	1,547	1,140	994
Amortisation and depreciation	725	351	309
Other expenses	2,044	1,804	1,358
	43,791	35,148	21,489